Prospectus Supplement	August 1, 2016

Putnam Small Cap Growth Fund Prospectuses dated October 30, 2015 Effective September 1, 2016, the sub-section Annual fund operating expenses in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

	Management	Distribution and		Total annual fund
Share class	fees†	service (12b-1) fees	Other expenses	operating expenses

Class A	0.61%	0.25%	0.39% =	1.25%

Class B	0.61%	1.00%	0.39% =	2.00%

Class C	0.61%	1.00%	0.39% =	2.00%

Class M	0.61%	0.75%	0.39% =	1.75%

Class R	0.61%	0.50%	0.39% =	1.50%

Class R6	0.61%	N/A	0.20% <	0.81%

Class Y	0.61%	N/A	0.39% =	1.00%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

† Management fees are subject to a performance adjustment.

< Other expenses are based on expenses of Class Y shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to Class R6 shares.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Effective September 1, 2016, the sub-section Example in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$695	$949	$1,222	$1,999

Class B	$703	$927	$1,278	$2,134

Class B (no redemption)	$203	$627	$1,078	$2,134

Class C	$303	$627	$1,078	$2,327

Class C (no redemption)	$203	$627	$1,078	$2,327

Class M	$522	$882	$1,266	$2,340

Class R	$153	$474	$818	$1,791

Class R6	$83	$259	$450	$1,002

Class Y	$102	$318	$552	$1,225

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